Other Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable Net Current [Abstract]
Provision for doubtful debt	$ 24	$ 19
Nontrade Receivable Currents [Abstract]
Prepayments and accrued income	80	60
Related Parties	3	3
Interest receivable	3	9
Exploration debtors	7	6
Deferred loan fees	5	0
Short-term loan	12	0
Royalties receivable	14	5
Other debtors	11	6
Total Other	$ 135	$ 89
Interest Rate	6.50%